Subsequent events (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Brazil 1 [Member]
IfrsStatementLineItems [Line Items]
Balance	$ 114,780	$ 45,978	$ 88,121
Sales and transfers of oil and gas, net of production cost	(54,230)	(38,074)	(24,908)
Development cost incurred	6,883	6,035	5,664
Net change due to purchases and sales of minerals in place	(17,030)	(246)	(847)
Net change due to extensions, discoveries and improved recovery related costs			509
Revisions of previous quantity estimates	64,535	41,211	3,160
Net change in prices, transfer prices and in production costs	129,462	108,268	(54,606)
Changes in estimated future development costs	(23,317)	(19,900)	(4,716)
Accretion of discount	11,478	4,598	8,812
Net change in income taxes	(41,178)	(33,089)	24,788
Balance	191,383	114,780	45,978
South America 1 [Member]
IfrsStatementLineItems [Line Items]
Balance	89	1	69
Sales and transfers of oil and gas, net of production cost	(62)	(43)	(14)
Development cost incurred	31	44	3
Revisions of previous quantity estimates	17	205	(35)
Net change in prices, transfer prices and in production costs	122	58	(145)
Changes in estimated future development costs	(39)	(119)	97
Accretion of discount	14		9
Net change in income taxes	(17)	(47)	24
Other - unspecified	(15)	(9)	(7)
Balance	141	89	1
Total 1 [Member]
IfrsStatementLineItems [Line Items]
Balance	114,869	45,979	88,190
Sales and transfers of oil and gas, net of production cost	(54,291)	(38,117)	(24,922)
Development cost incurred	6,913	6,079	5,666
Net change due to purchases and sales of minerals in place	(17,030)	(246)	(847)
Net change due to extensions, discoveries and improved recovery related costs			509
Revisions of previous quantity estimates	64,553	41,416	3,125
Net change in prices, transfer prices and in production costs	129,584	108,326	(54,751)
Changes in estimated future development costs	(23,356)	(20,019)	(4,618)
Accretion of discount	11,492	4,598	8,821
Net change in income taxes	(41,194)	(33,136)	24,812
Other - unspecified	(15)	(9)	(7)
Balance	191,524	114,869	45,979
Equity Method Investees 5 [Member]
IfrsStatementLineItems [Line Items]
Balance	470	74	1,412
Sales and transfers of oil and gas, net of production cost	(235)	(177)	(94)
Development cost incurred	29	37	57
Net change due to purchases and sales of minerals in place			(1,047)
Net change due to extensions, discoveries and improved recovery related costs	10	10
Revisions of previous quantity estimates	82	30	(10)
Net change in prices, transfer prices and in production costs	349	401	(375)
Changes in estimated future development costs	(4)	3	67
Accretion of discount	93	49	12
Net change in income taxes		48	51
Other - unspecified	92	(7)	1
Balance	$ 886	$ 470	$ 74